Operating Loss (Tables)	12 Months Ended
Dec. 31, 2022
Operating Loss [Abstract]
Schedule of operating loss
The following items have been included in operating loss:

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Depreciation of property, plant and equipment	3,092	1,432	603
Depreciation of right-of-use assets	1,747	848	439
Amortisation of intangible assets	4,645	1,903	23
Research and development expenses	128,865	44,047	10,917
Foreign exchange (gain)/loss	(33,609)	(938)	3,062
Loss on forward contracts	11,287	—	—
Share-based payment charge	30,576	10,466	2,074
Acquisition related costs from business combinations	—	1,197	—
IPO-related costs included within G&A expenses	—	3,937	—
Fees payable to the Group’s auditors for the audit of the Group and Company’s financial statements	904	637	198
Other audit services provided by the Group's auditors	233	1,164	3